Losses per Share (Details) $ / shares in Units, $ in Thousands		6 Months Ended
	May 30, 2019	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) $ / shares shares
Basic (losses)/earnings per share
Weighted average number of outstanding ordinary shares in issue | shares		665,553,637	663,894,540
Net loss attributable to the Company | $		$ (45,369)	$ (32,691)
Losses per share attributable to the Company (US$ per share) | $ / shares		$ (0.07)	$ (0.05)
Stock split ratio	10